Financing Income and Expenses (Schedule of Composition of Financing Income and Expenses) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of financing income and expenses [Abstract]
Interest income from installment sale transactions	[1]
Net change in fair value of financial assets measured at fair value through profit or loss		36	12		14
Financing income from loans		11	3
Other		2	4		7
Financing income		49	19	[1]	21	[1]
Interest expenses and linkage expenses to CPI on long-term liabilities		(123)	(138)		(147)
Net change in fair value of derivatives		(12)	(7)		(8)
Discount amortization		(27)	(26)		(32)
Financing expenses of lease liabilities		(24)
Other		(7)	(19)		(9)
Financing expenses		(193)	(190)		(196)
Net financing expenses recognized in profit or loss		₪ (144)	₪ (171)		₪ (175)

[1]	Reclassified - see Note 2(F) regarding voluntary change in accounting policy